Credit Risk Profile of Loan Portfolio based on Rating Category and Payment Activity (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	$ 177,086,150	$ 174,201,430
Mortgage loans on real estate | Pass | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	38,123,451	36,040,795
Mortgage loans on real estate | Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	28,283,081	36,936,906
Mortgage loans on real estate | Pass | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	37,392,116	29,567,057
Mortgage loans on real estate | Pass | Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	11,919,440	14,746,631
Mortgage loans on real estate | Special Mention | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	1,273,558	1,642,602
Mortgage loans on real estate | Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	187,936	574,484
Mortgage loans on real estate | Special Mention | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross		404,592
Mortgage loans on real estate | Special Mention | Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	272,563	278,323
Mortgage loans on real estate | Substandard | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	1,989,138	1,788,611
Mortgage loans on real estate | Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	2,502,160	2,658,423
Mortgage loans on real estate | Substandard | Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	541,960	1,017,834
Mortgage loans on real estate | Corporate Credit Quality Indicator | One-to-four family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	41,386,147	39,472,008
Mortgage loans on real estate | Corporate Credit Quality Indicator | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	30,973,177	40,169,813
Mortgage loans on real estate | Corporate Credit Quality Indicator | Agricultural
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	37,392,116	29,971,649
Mortgage loans on real estate | Corporate Credit Quality Indicator | Home equity
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	12,733,963	16,042,788
Commercial business | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	28,301,663	22,253,904
Commercial business | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	849	3,402
Commercial business | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	743,925	941,148
Commercial business | Corporate Credit Quality Indicator
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	29,046,437	23,198,454
Agricultural business | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	10,982,491	9,336,899
Agricultural business | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross		253,846
Agricultural business | Corporate Credit Quality Indicator
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	10,982,491	9,590,745
Consumer loan | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	14,291,487	15,409,729
Consumer loan | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	111,945	153,316
Consumer loan | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	168,387	192,928
Consumer loan | Corporate Credit Quality Indicator
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	$ 14,571,819	$ 15,755,973